Short-term Bank Borrowings (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of short-term bank borrowings are working capital loans
Lender	Company	Rate	Issuance Date	Expiration Date	Amount-RMB	Amount-US$
Bank of Communications	Huadong	3.70%	11/1/2021	10/19/2022	5,000,000	784,610
Agricultural Bank of China	Huadong	3.70%	11/3/2021	11/3/2022	9,000,000	1,412,296
Jiangsu Yangzhou Rural Commercial Bank	Huadong	3.95%	2/25/2021	2/17/2022*	5,000,000	784,609
Bank of China	Huadong	3.80%	3/3/2021	3/2/2022*	5,000,000	784,609
Industrial and Commercial Bank of China	Yada	3.85%	2/19/2021	2/18/2022*	9,000,000	1,412,296
Total					33,000,000	5,178,420

Lender	Company	Rate	Issuance Date	Expiration Date	Amount-RMB	Amount-US$
Jiangsu Yangzhou Rural Commercial Bank	Huadong	3.15%	2/18/2020	2/5/2021	5,000,000	766,284
Bank of China	Huadong	3.15%	2/26/2020	2/22/2021	2,000,000	306,513
Agricultural Bank of China	Huadong	3.70%	11/3/2020	11/2/2021	9,000,000	1,379,310
Bank of Communications	Huadong	3.85%	9/8/2020	8/23/2021	5,000,000	766,284
Total					21,000,000	3,218,391

Schedule of the carrying values of the pledged assets to secure short-term borrowings
	December 31, 2021	December 31, 2020
	US$	US$
Buildings, net	2,499,131	2,254,013
Land use right, net	294,582	187,913
Total	2,793,713	2,441,926